Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2022-11-02
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy

The Board has adopted a clawback policy, effective November 2, 2022 (the “Clawback Policy”), that applies to our current and former officers who are subject to Section 16 of the Exchange Act. The Clawback Policy authorizes the Company to recover incentive‑based compensation that is earned, vested, or paid based on financial reporting measures, including cash incentives and equity awards, if the Company is required to prepare an accounting restatement due to material noncompliance with financial reporting requirements. In such cases, the Company may recoup the excess compensation received during the three completed fiscal years preceding the date the restatement is required, with “receipt” measured in the year the applicable performance measure is attained. The policy also permits recovery of incentive compensation if an executive engages in detrimental conduct that is likely to cause or has caused material financial, operational, or reputational harm to the Company. Recovery may include cancellation, forfeiture, or repayment, and the Company will not indemnify executives for recouped amounts. The Clawback Policy is intended to be interpreted and applied to the fullest extent of applicable SEC and NYSE rules.